CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Related party costs	$ 129,629	$ 90,315	$ 53,861